Related parties - Other related party transactions and balances (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IHS South Africa Holding Proprietary Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
IHS South Africa Holding Proprietary Limited | Share-based payments relating to the B-BBEE transaction
Disclosure of transactions between related parties [line items]
Percentage of shares in subsidiary awarded as compensation in share-based payment arrangement	30.00%
Dar Telecom, related party via Sam Darwish
Disclosure of transactions between related parties [line items]
Services received		$ 0	$ 0	$ 175,000
Expenses incurred on behalf of related party but subsequently refunded		0	0	26,910
Teneo Strategy LLC, related party via Ursula Burns
Disclosure of transactions between related parties [line items]
Services received		2,309,009	750,000	0
Capgro Trust, related party via Phuthuma Nhleko | IHS South Africa Holding Proprietary Limited | K2022644716 (South Africa) Proprietary Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests	45.00%
Capgro Trust, related party via Phuthuma Nhleko | K2022644716 (South Africa) Proprietary Limited | Capgro Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Wendel Group
Disclosure of transactions between related parties [line items]
Rent and utilities expense paid to related parties		134,631	$ 366,896	343,600
Refund of deposits paid to related parties		$ 195,298
Deposits paid to related parties				$ 195,298